INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

4.    INCOME TAX

Tax inflation adjustment

Law 27,430 introduced a modification in which it established that the subjects referred to in subparagraphs a) to e) of article 53 of the current Income Tax Law, for the purpose of determining the net taxable income, should deduct or incorporate to the tax result of the year the adjustment for tax inflation. Said adjustment would be applicable in the fiscal year in which the accumulated 3 year inflation rate determined using the consumer price index is greater than 100%.

The positive or negative inflation adjustment, as the case may be, that must be calculated, would be allocated as follows: the first and second fiscal years beginning on or after January 1, 2019, a sixth (1/6) should be allocated in that fiscal period and the remaining five sixths (5/6), in equal parts, in the five (5) immediately following fiscal periods. For the years beginning on or after January 1, 2021, the allocation of the inflation adjustment will be made in its entirety (100%), without any deferral. In this sense, in the current fiscal period the Group has computed the entire inflation adjustment calculated for this year.

Grupo Supervielle, considering the jurisprudence on this matter evaluated by the legal and tax advisors, submitted to the Federal Administration of Public Revenues (AFIP) its annual income tax return for the fiscal period 2020 considering the total effect of the inflation adjustment.

Tax rate

On June 16, 2021, Law 27,630 was enacted, which establishes a new structure of staggered rates for income tax with three segments in relation to the level of accumulated net taxable profit, applicable to fiscal years beginning on or after January 1, 2021, inclusive.

The new tax rates under this treatment are:

• Up to $101,679 of accumulated net taxable income: a rate of 25% will be applied;

• More than $101,679 and up to $1,016,796 of accumulated net taxable income: a fixed amount of $25,420 will be applied plus a rate of 30% on the amount exceeding $101,679.

• More than $1,016,796 of accumulated net taxable income: a fixed amount of $299,955 will be applied plus a rate of 35% on the amount exceeding $1,016,796.

The amounts provided above will be adjusted annually, since January 1, 2022, based on the annual variation of the Consumer Price Index (CPI) provided by the National Institute of Statistics and Censuses (INDEC), corresponding to the month of October of the year prior to the adjustment, with respect to the same month of the previous year.

Dividend tax: it is established that dividends or profits distributed to individuals, undivided estates or foreign beneficiaries will be taxed at the rate of 7%.

The following is a reconciliation between the income tax charged to income as of December 31, 2025, 2024 and 2023 and that which would result from applying the current tax rate on the accounting profit.

	12/31/2025	12/31/2024	12/31/2023
Income before taxes	(84,016,836)	187,940,022	247,485,280
Tax rate	35%	30%	35%
Income for the year at tax rate	(29,339,681)	55,447,615	86,287,599
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(17,500)	(3,875,038)	(120,316)
Tax inflation adjustment	(15,829,609)	4,727,101	8,359,709
Others	(1,375,944)	(6,216,889)	332,195
Non-deductible results	216,121	297,622	4,644,367
Income tax	(46,346,613)	50,380,411	99,503,554

4.1Deferred tax

The net position of the deferred tax is as follows:

	12/31/2025	12/31/2024
Net assets by deferred tax	91,403,537	15,713,555

Deferred taxes to be recovered in more than 12 months	4,175,579	19,437,325
Deferred taxes to be recovered in 12 months	110,865,809	443,267
Subtotal – Deferred tax assets	115,041,388	19,880,592
Deferred taxes to be paid in more than 12 months	(20,565,272)	(12,813,693)
Deferred taxes to be paid in 12 months	(3,072,579)	8,646,656
Subtotal – Deferred tax liabilities	(23,637,851)	(4,167,037)
Total Net Assets by deferred Tax	91,403,537	15,713,555

According to the analysis carried out by Grupo Supervielle, it is considered that the assets detailed above meet the requirements to consider them recoverable.

Deferred tax assets / (liabilities) are summarized as follows:

	Balance at	(Charge)/Credit	Balance at
	12/31/2024	to Income/OCI	12/31/2025
Intangible assets	(2,519,708)	(30,701)	(2,550,409)
Loan Loss Reserves	25,914,351	25,070,465	50,984,816
Property, plant and equipment	(8,642,748)	1,633,185	(7,009,563)
Foreign Currency	1,793	(1,418)	375
Tax Loss Carry Forward	3,303,800	35,211,857	38,515,657
Inflation adjustment credit	79,251	29,946	109,197
Provisions	21,157,383	(15,518,635)	5,638,748
Others	(23,580,567)	29,295,283	5,714,716
Total	15,713,555	75,689,982	91,403,537

	Balance at	(Charge)/Credit	Balance at
	12/31/2023	to Income	12/31/2024
Intangible assets	(24,749,611)	22,229,903	(2,519,708)
Loan Loss Reserves	15,681,786	10,232,565	25,914,351
Property, plant and equipment	(12,157,117)	3,514,369	(8,642,748)
Foreign Currency	(906,162)	907,955	1,793
Tax Loss Carry Forward	6,388,210	(3,084,410)	3,303,800
Inflation adjustment credit	14,838,191	(14,758,940)	79,251
Provisions	13,467,298	7,690,085	21,157,383
Others	19,937,450	(43,518,017)	(23,580,567)
Total	32,500,045	(16,786,490)	15,713,555

The breakdown of the Tax Loss Carry Forward by expiration date is as follows:

	12/31/2025
Year of generation	Amount	Expiration Date	Deferred Tax Assets
2021	22,301	2026	6,690
2022	8,096,696	2027	2,429,009
2023	7,152	2028	2,146
2024	1,303,446	2029	391,034
2024	118,955,926	2030	35,686,778
Total	128,385,522		38,515,657